Shareholder Report, Holdings (Details) - C000256565	Jun. 30, 2025
FR_002824100
Holdings [Line Items]
Percent of Net Asset Value	2.30%
FR_G54950103
Holdings [Line Items]
Percent of Net Asset Value	2.20%
FR_502431109
Holdings [Line Items]
Percent of Net Asset Value	2.10%
FR_539830109
Holdings [Line Items]
Percent of Net Asset Value	2.10%
FR_988498101
Holdings [Line Items]
Percent of Net Asset Value	2.10%
FR_26441C204
Holdings [Line Items]
Percent of Net Asset Value	2.10%
FR_863667101
Holdings [Line Items]
Percent of Net Asset Value	2.10%
FR_191216100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
FR_666807102
Holdings [Line Items]
Percent of Net Asset Value	2.00%
FR_478160104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	100.40%
Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)